Share capital - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Number of options
Options outstanding, beginning | Share	3,960,000	2,662,500
Options granted | Share	2,175,000	1,860,000
Options exercised | Share	(375,000)	0
Options expired/forfeited | Share	(225,000)	(562,500)
Options outstanding, ending | Share	5,535,000	3,960,000
Options exercisable, ending | Share	5,253,750	3,741,250
Weighted average exercise price
Options outstanding, beginning | $	$ 0.36	$ 0.33
Options granted | $	0.30	0.50
Options exercised | $	0.10
Options expired/forfeited | $	0.64	0.69
Options outstanding, ending | $	0.34	0.36
Options exercisable, ending | $	$ 0.34	$ 0.35